File No. 333-[  ]

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 17, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [  ]

Post-Effective Amendment No. [  ]

JNL Series Trust

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way

Lansing, Michigan 48951

(Address of Principal Executive Offices)

(517) 381-5500

(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive

Chicago, Illinois 60606

(Mailing Address)

With copies to:

EMILY J. BENNETT, ESQ. JNL Series Trust 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on January 19, 2021, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL/Mellon Bond Index Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-87244 and 811-08894).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Notice of Special Meeting

Contract Owner Voting Instructions

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 11, 2021

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of the JNL/Vanguard Global Bond Market Index Fund (the “Vanguard Fund” or the “Acquired Fund”), a series of the JNL Series Trust (the “Trust”). The Special Meeting of Shareholders of the Acquired Fund is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, on March 26, 2021, at 10:00 a.m., Eastern Time (the “Meeting”). At the Meeting, the shareholders of the Acquired Fund will be asked to approve the proposal described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization (the “Reorganization”) of the Acquired Fund into the JNL/Mellon Bond Index Fund (the “Mellon Fund” or the “Acquiring Fund”), also a series of the Trust. The Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”

Both the Acquired Fund and the Acquiring Fund are managed by Jackson National Asset Management, LLC (“JNAM”), but only the Acquiring Fund is sub-advised by an investment sub-adviser. If the Reorganization is approved and implemented, each person that invests indirectly in the Acquired Fund will automatically become an investor indirectly in the Acquiring Fund.

The Board considered that the Acquired Fund was launched to seek a balance between current income and growth of capital. The Board also considered that the Acquired Fund currently tracks a custom index consisting of 50% international bonds (currency hedged) and 50% domestic bonds by investing in underlying index funds that are a part of the Vanguard Sector Bond Index Funds, and that, while the Vanguard Fund has successfully tracked its custom index since its 2017 inception, it has more recently lagged the performance of the Acquiring Fund due to the underperformance of its 50% international bond allocation. Thus, the Board considered the recommendation of JNAM to merge the Acquired Fund into the Acquiring Fund given the Acquiring Fund’s lower expenses, reduced tracking risk compared to the fund of funds structure, and greater economies of scale.

After considering JNAM’s recommendation, the Board concluded that: (i) the Reorganization will benefit the shareholders of the Acquired Fund; (ii) the Reorganization is in the best interests of the Acquired Fund; and (iii) the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. No one factor was determinative, and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to this Reorganization to be adverse. The Board, after careful consideration, approved the Reorganization.

Given the broader strategic initiative to streamline the overall fund lineup, at a meeting held on December 1-3, 2020 (the “ Board Meeting”), the Board, including the Trustees who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”), of the Trust voted to approve changes, effective on or about April 26, 2021, whereby the Acquiring Fund will convert from a fund that invests directly in individual securities to a “feeder fund” that will not invest directly in individual securities but rather will invest exclusively in a single registered investment company referred to as a “master fund.” As described herein, effective April 26, 2021, the Acquiring Fund will seek to achieve its investment objective through exclusive investment in shares of the JNL Bond Index Fund (the “Master Fund”), a recently formed “shell” series, created for the purpose of acquiring the assets and assuming the liabilities of the Acquiring Fund, and will be managed in accordance with its new investment objective, policies and strategies. These changes are referred to as the “Feeder Fund Change” in this proxy statement.

Pending shareholder approval, effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Fund on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganization, in addition to participating in the Reorganization with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Fund need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds with similar investment objectives as the Acquiring Fund. If you want to transfer all or a portion of your Contract value out of the Acquired Fund Division prior to the Reorganization, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganization, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 26, 2021.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

An owner of a variable annuity contract or certificate that participates in the Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote the Acquired Fund shares related to the ownership interest in those accounts as of the close of business on January 29, 2021. The attached Notice of Special Meeting of Shareholders and Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and

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voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer
JNL Series Trust

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JNL SERIES TRUST

JNL/Vanguard Global Bond Market Index Fund

1 Corporate Way

Lansing, Michigan 48951

________________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 26, 2021

________________________

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the JNL/Vanguard Global Bond Market Index Fund (the “Vanguard Fund” or the “Acquired Fund”), a series of JNL Series Trust (the “Trust”), will be held on March 26, 2021 at 10:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”).

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Vanguard Fund into the JNL/Mellon Bond Index Fund, also a series of the Trust.

2.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Fund through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 29, 2021. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote FOR the proposal.

By order of the Board,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer

February 11, 2021

Lansing, Michigan

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/VANGUARD GLOBAL BOND MARKET INDEX FUND

A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON MARCH 26, 2021

DATED: FEBRUARY 11, 2021

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 29, 2021 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of the JNL/Vanguard Global Bond Market Index Fund (the “Vanguard Fund” or “Acquired Fund”), a series of the JNL Series Trust (the “Trust”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Fund (the “Shares”) held by its Separate Accounts, as to how it should vote on the reorganization proposal (the “Proposal”) to be considered at the Special Meeting of Shareholders of the Acquired Fund referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganization involving the Acquired Fund and another series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 18, 2021.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contract Owners also may provide voting instructions by phone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

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HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposal. Please see “Additional Information about the Funds – Tax Status” below.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposal, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

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PROXY STATEMENT

for

JNL/Vanguard Global Bond Market Index Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL/Mellon Bond Index Fund, a series of JNL Series Trust

Dated

February 11, 2021

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 29, 2021, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in the JNL/Vanguard Global Bond Market Index Fund (the “Vanguard Fund” or the “Acquired Fund”), a series of the JNL Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”). The purpose of this Proxy Statement/Prospectus is for shareholders of the Vanguard Fund to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Vanguard Fund into the JNL/Mellon Bond Index Fund (the “Mellon Fund” or the “Acquiring Fund”), also a series of the Trust.

This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Fund as of January 29, 2021. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposal contained in this Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 26, 2021, at 10:00 a.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposal described in this Proxy Statement/Prospectus is as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Vanguard Fund into the Mellon Fund.	Shareholders of the Vanguard Fund

The reorganization referred to in the above proposal is referred to herein as the “Reorganization.”

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposal that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge. This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 18, 2021. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 27, 2020, as supplemented, with respect to the Acquired Fund (File Nos. 033-87244 and 811-08894);

2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Fund for the fiscal year ended December 31, 2019 (File Nos. 033-87244 and 811-08894);

3.	The Semi-Annual Report to Shareholders of the Trust with respect to the Acquired Fund for the period ended June 30, 2020 (File Nos. 033-87244 and 811-08894);

4.	The Statement of Additional Information dated February 11, 2021, relating to the Reorganization (File No. 333-[ ]).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Fund and the Acquiring Fund in any of the documents incorporated into this Proxy Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549-1520. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, at the prescribed rates, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

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SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

The Proposed Reorganization

The proposed Reorganization is as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the Reorganization of the Vanguard Fund into the Mellon Fund.	Shareholders of the Vanguard Fund

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Fund as of January 29, 2021, to approve the Plan of Reorganization, whereby the Acquired Fund will be reorganized into the Acquiring Fund. (The Acquired Fund and Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

The Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

The Plan of Reorganization provides for:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;

•	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

•	the complete termination of the Acquired Fund.

As described herein, effective April 26, 2021, the Acquiring Fund will convert from a fund that invests directly in individual securities to a “feeder fund” that will not invest directly in securities but rather will invest exclusively in a single registered investment company referred to as a “master fund.” These changes are referred to as the “Feeder Fund Change” and the Acquiring Fund, when it becomes a “feeder fund,” is referred to as the “Mellon Feeder Fund” in this Combined Proxy Statement/Prospectus.

The following changes to the Acquiring Fund will also occur on April 26, 2021:

•	the transfer of all of the assets of the Acquiring Fund to the JNL Bond Index Fund (the “ Master Fund”) in exchange for Master Fund Shares having an aggregate net asset value equal to the Acquiring Fund’s net assets,

•	the Acquiring Fund undergo changes to its investment objective and investment strategy, and

•	the Acquiring Fund’s sub-advisory fee structure will be revised.

For more information relating to the Feeder Fund Change, please see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” “Comparison of Fundamental Policies” and "Additional Information about the Funds – Master-Feeder Structure” below.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of the Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to

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Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Reorganization is expected to be effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”). As a result of the Reorganization, a shareholder invested in shares of the Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of the Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. It is expected that the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

The Board unanimously approved the Plan of Reorganization with respect to the Vanguard Fund. Accordingly, the Board is submitting the Plan of Reorganization for approval by the Acquired Fund’s shareholders. In considering whether to approve the proposal (“Proposal”), you should review the Proposal for the Acquired Fund in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Proxy Statement/Prospectus that relates to the Proposal and the Plan of Reorganization generally.

The Board recommends that you vote “FOR” the Proposal to approve the Plan of Reorganization.

PROPOSAL:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE VANGUARD FUND INTO THE MELLON FUND.

This Proposal requests the approval of Vanguard Fund shareholders of the Plan of Reorganization pursuant to which the Vanguard Fund will be reorganized into the Mellon Feeder Fund.

In considering whether you should approve this Proposal, you should note that:

•	The Funds have different investment objectives. The Vanguard Fund seeks a balance between current income and growth of capital, while the Mellon Fund seeks to track the performance of an index and is constructed to mirror the index to provide a moderate rate of income by investing in domestic fixed-income investments. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	The Funds also have different principal investment strategies. The Vanguard Fund is managed by the investment adviser (rather than a sub-adviser) and seeks to achieve its objective by investing in a diversified group of other funds (“Underlying Funds”) that are part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund. Within these allocations, the Vanguard Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. Some of the Underlying Funds may invest in securities that have exposure to, or are economically tied to, emerging markets and less developed countries. The Mellon Fund is managed by a sub-adviser and invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and certain characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that the sub-adviser believes to be important. The Mellon Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

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As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below, “Additional Information about the Funds – Master-Feeder Structure,” and Appendix B.

•	The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include credit risk, fixed-income risk, foreign securities risk, index investing risk, interest rate risk, market risk, mortgage-related and other asset-backed securities risk, passive investment risk, and tracking error risk. However, the Vanguard Fund is also subject to accounting risk, allocation risk, company risk, concentration risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, foreign regulatory risk, forward foreign currency exchange contracts risk, high-yield bonds, lower rated bonds and unrated securities risk, investment in other investment companies risk, investment style risk, large-capitalization investing risk, small-capitalization investing risk and underlying funds risk, which are not principal risks of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include extension risk, mortgage-related and other asset-backed securities risk, portfolio turnover risk, tracking error risk, and U.S. Government securities risk, which are not principal risks of investing in the Vanguard Fund. As a result of the Mellon Fund’s conversion to a feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Mellon Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM is responsible for managing the assets of the Vanguard Fund directly and has not appointed a sub-adviser for the Vanguard Fund. JNAM has appointed Mellon Investments Corporation (“Mellon”) as the sub-adviser, to manage the assets of the Mellon Fund. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund investing exclusively in the Master Fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund, as described herein. It is anticipated that JNAM will continue to manage and administer the Mellon Feeder Fund after the Reorganization, though it is not anticipated that JNAM will provide portfolio management services to the Mellon Feeder Fund. Mellon will not sub-advise the Mellon Feeder Fund, but will act as sub-adviser to the Master Fund after the Reorganization. For a detailed description of JNAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Adviser” below.

•	The Vanguard Fund and Mellon Fund had net assets of $154.91 million and $1.31 billion, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the Vanguard Fund combined with the Mellon Fund (the “Combined Fund”) would have had net assets of approximately $1.46 billion.

•	Class A Shareholders of the Vanguard Fund will receive Class A shares of the Mellon Fund, and Class I Shareholders of the Vanguard Fund will receive Class I shares of the Mellon Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.
•	Following the Reorganization, the total annual fund operating expense ratio and management fee for the Mellon Feeder Fund are expected to be lower than those of the Vanguard Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

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•	The maximum management fee for the Vanguard Fund is equal to an annual rate of 0.20% of its average daily net assets, while the maximum management fee for the Mellon Fund is equal to an annual rate of 0.18% of its average daily net assets. As of December 31, 2019, the actual management fees of the Vanguard Fund and the Mellon Fund were 0.20% and 0.16% respectively. In addition, the Vanguard Fund pays a maximum administrative fee to JNAM at the rate of 0.15% of its average daily net assets, whereas the Mellon Fund pays JNAM an administrative fee of 0.10% of its average daily net assets. As a result of the Feeder Fund Change effective April 26, 2021, the Mellon Feeder Fund’s management fee, inclusive of the Master Fund’s management fee, will be higher, and administrative fee will be lower than those of the Mellon Fund currently. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Mellon Fund. It is currently anticipated that approximately 100% of the Vanguard Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Mellon Fund’s principal investment strategies. As described herein, effective April 26, 2021, the Mellon Fund will convert to a feeder fund and will be managed in accordance with the investment policies and strategies of the Mellon Feeder Fund.

•	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

•	There are no transaction expenses, which typically include, but are not limited to trade commissions, related fees and taxes, or any foreign exchange spread costs (“Transaction Costs”), associated with the Reorganization. Please see “Additional Information about the Reorganization” below for more information.

•	The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Vanguard Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Vanguard Fund		Acquiring Fund: Mellon Fund		Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)		Pro Forma Mellon Feeder Fund (assuming expected operating expenses if the Reorganization is approved and following the Feeder Fund Change)) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.20%	0.20%	0.16%	0.16%	0.16%	0.16%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses[2]	0.07%	0.07%	0.01%	0.01%	0.01%	0.01%	-	-
Total Annual Fund Operating Expenses[4]	0.72%	0.42%	0.57%	0.27%	0.57%	0.27%	0.76%	0.46%
Less Waiver/Reimbursement[3]	0.06%	0.06%	0.00%	0.00%	0.00%	0.00%	0.20%	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.66%	0.36%	0.57%	0.27%	0.57%	0.27%	0.56%	0.26%

[1]	"Other Expenses" include an Administrative Fee which is payable to JNAM. "Other Expenses" for Vanguard Fund include an Administrative Fee of 0.15%. "Other Expenses" for the Mellon Fund include an Administrative Fee of 0.10%.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]

JNAM has contractually agreed to waive 0.06% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive a portion of its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

[4]	Expense information for the Vanguard Fund and the Mellon Fund has been restated to reflect current fees.
[5]	Expense information assumes that the Reorganization is approved and following the Feeder Fund Change effective April 26, 2021. The fee table reflects the expenses of both the Mellon Feeder Fund and the Master Fund, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and when the Feeder Fund Change takes effect. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period; and
  The contractual expense limitation agreement for the Vanguard Fund is not renewed; and
  The contractual expense limitation agreement of the Mellon Feeder Fund is discontinued after one year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Vanguard Fund (Acquired Fund)
Class A	$67	$224	$395	$889
Class I	$37	$129	$229	$524
Mellon Fund (Acquiring Fund)
Class A	$58	$183	$318	$714
Class I	$28	$87	$152	$343
Pro Forma Mellon Fund (assuming expected operating expenses if the Reorganization is approved)
Class A	$58	$183	$318	$714
Class I	$28	$87	$152	$343
Pro Forma Mellon Feeder Fund [1] (assuming expected operating expenses if the Reorganization is approved and following the Feeder Fund Change)
Class A	$57	$223	$403	$924
Class I	$27	$127	$238	$560
[1]	The example reflects the aggregate expenses of both the Mellon Feeder Fund and the Master Fund.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the Vanguard Fund and the Mellon Fund were 18% and 40%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Vanguard Fund and the Mellon Fund were 23% and 62%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the Vanguard Fund with that of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser None	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser to the Master Fund Mellon Investments Corporation

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Vanguard Fund with those of the Mellon Fund. The Funds have different investment objectives. The Vanguard Fund seeks a balance between current income and growth of capital, while the Mellon Fund seeks to track the performance of an index and is constructed to mirror the index to provide a moderate rate of income by investing in domestic fixed-income investments. As described herein, effective April 26, 2021, the Mellon Fund will be converted into a feeder fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon Feeder Fund. The Funds also have different principal investment strategies. The Vanguard Fund is managed by the investment adviser

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(rather than a sub-adviser) and seeks to achieve its objective by investing in a diversified group of Underlying Funds that are part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund. Within these allocations, the Vanguard Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. Some of the Underlying Funds may invest in securities that have exposure to, or are economically tied to, emerging markets and less developed countries. The Mellon Fund is managed by a sub-adviser and invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and certain characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that the sub-adviser believes to be important. The Mellon Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. The Mellon Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

After the Reorganization, the Mellon Fund’s investment objective and investment strategy will be different from its current investment objective and investment strategy. Following the Feeder Fund Change, effective April 26, 2021, the Mellon Feeder Fund will track the performance of the Index and be constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the Master Fund. The Mellon Feeder Fund will operate as a “feeder fund” and seek to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and certain characteristics of the Index that the sub-adviser believes to be important. The Master Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index. The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Investment Objective The investment objective of the Fund is to seek a balance between current income and growth of capital.

Investment Objective

The investment objective of the Fund is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Investment Objective

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments. The Fund seeks to achieve its investment objective through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in shares of a diversified group of other funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest include funds that are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund (“Vanguard Funds”). Not all Funds

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and certain characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that Mellon Investments Corporation (“Mellon”

Principal Investment Strategies

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and certain

7

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
of Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.	or “Sub-Adviser”) believes to be important. Research and experience indicate that it is impractical to attempt to fully replicate most broad fixed-income securities market indices. The Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary markets. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Sub-Adviser utilizes a statistical sampling approach that combines analysis and the experience and judgment of its investment professionals.	characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that Mellon Investments Corporation ("Mellon" or "Sub-Adviser") believes to be important. Research and experience indicate that it is impractical to attempt to fully replicate most broad fixed-income securities market indices. The Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary markets. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Sub-Adviser utilizes a statistical sampling approach that combines analysis and the experience and judgment of its investment professionals.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•       Vanguard Total International Bond Index Fund Institutional Shares;

•       Vanguard Total Bond Market Index Fund Institutional Shares;

•       Vanguard Short-Term Bond Index Fund Institutional Shares;

•       Vanguard Mortgage-Backed Securities Index Fund Institutional Shares;

•       Vanguard Intermediate-Term Bond Index Fund Institutional Shares; and

•       Vanguard Long-Term Bond Index Fund Institutional Shares.

	No corresponding strategy.	No corresponding strategy.
Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.	Through the statistical sampling approach, the Sub-Adviser selects what it believes is a representative basket of securities in order to match the important risk characteristics of the Index. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.	Through the statistical sampling approach, the Sub-Adviser selects what it believes is a representative basket of securities in order to match the important risk characteristics of the Index. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition

8

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.		of the Index.
No corresponding strategy.	The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.	The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Master Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.

Some of the Underlying Funds may utilize a number of derivatives, including forward foreign currency exchange contracts, in order to execute their investment strategy. Some of the Underlying Funds may also hold a significant amount of high-yield bonds, lower-rated bonds, and unrated securities, which are commonly referred to as “junk bonds,” in order to execute their investment strategy.

Some of the Underlying Funds may invest in securities that have exposure to, or are economically tied to, emerging markets and less developed countries.

	No corresponding strategy.	No corresponding strategy.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include credit risk, fixed-income risk, foreign securities risk, index investing risk, interest rate risk, market risk, mortgage-related and other asset-backed securities risk, passive investment risk and tracking error risk. However, the Vanguard Fund is also subject to accounting risk, allocation risk, company risk, concentration risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, foreign regulatory risk, forward foreign currency exchange contracts risk, high-yield bonds, lower rated bonds and unrated securities risk, investment in other investment companies risk, investment style risk, large-capitalization investing risk, small-capitalization investing risk and underlying funds risk, which are not principal risks of investing in the Mellon Fund. In addition, the principal risks of investing in the Mellon Fund include extension risk, mortgage-related and other asset-backed securities risk, portfolio turnover risk, tracking error risk, and U.S. Government securities risk, which are not principal risks of investing in the Vanguard Fund. As a result of the Mellon Fund’s conversion to a

9

feeder fund that invests exclusively in the Master Fund, effective April 26, 2021, the Mellon Fund’s principal risks will not change. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. The Acquired Fund will incur the risks associated with each Underlying Fund in which it is invested. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Accounting risk	X
Allocation risk	X
Company risk	X
Concentration risk	X
Credit risk	X	X	X
Derivatives risk	X
Emerging markets and less developed countries risk	X
Equity securities risk	X
Extension risk		X	X
Fixed-income risk	X	X	X
Foreign regulatory risk	X
Foreign securities risk	X	X	X
Forward foreign currency exchange contracts risk	X
High-yield bonds, lower-rated bonds, and unrated securities risk	X
Index investing risk	X	X	X
Interest rate risk	X	X	X
Investment in other investment companies risk	X
Investment style risk	X

10

	Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Risks	Vanguard Fund	Mellon Fund	Mellon Feeder Fund
Large-capitalization investing risk	X
Market risk	X	X	X
Mortgage-related and other asset-backed securities risk	X	X	X
Passive investment risk	X	X	X
Portfolio turnover risk		X	X
Small-capitalization investing risk	X
Tracking error risk	X	X	X
U.S. Government securities risk		X	X
Underlying funds risk	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Vanguard Fund with those of the Mellon Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per Feeder Fund Change, effective April 26, 2021)
Vanguard Fund	Mellon Fund	Mellon Feeder Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.

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(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of such Fund, and for the Vanguard Fund, a composite index which has investment characteristics similar to those of the Vanguard Fund. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Consistent with the Vanguard Fund's principal investment strategies, the Vanguard Fund uses the 50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index as its secondary benchmark.

12

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Vanguard Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 3/31/2019): 2.86%; Worst Quarter (ended 12/31/2019): -0.82%

Class I

Best Quarter (ended 6/30/2019): 2.96%; Worst Quarter (ended 12/31/2019): -0.63%

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Mellon Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 9/30/2011): 3.66%; Worst Quarter (ended 12/31/2016): -3.30%

Class I

Best Quarter (ended 9/30/2011): 3.80%; Worst Quarter (ended 12/31/2016): -3.27%

Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Fund (September 25, 2017)
Vanguard Fund (Class A)	7.59%	3.91%
Bloomberg Barclays Global Aggregate Float - Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.81%
50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.47%	4.67%
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (reflects no deduction for fees, expenses, or taxes)	8.07%	5.42%
Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.87%	3.92%

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Acquired Fund – Average Annual Total Returns as of December 31, 2019
	1 year	Life of Class (September 25, 2017)
Vanguard Fund (Class I)	8.05%	4.29%
Bloomberg Barclays Global Aggregate Float - Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.81%
50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.47%	4.67%
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (reflects no deduction for fees, expenses, or taxes)	8.07%	5.42%
Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.87%	3.92%

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	5 year	10 year
Mellon Fund (Class A)	7.93%	2.39%	3.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Acquiring Fund – Average Annual Total Returns as of December 31, 2019
	1 year	5 year	10 year
Mellon Fund (Class I)	8.37%	2.68%	3.35%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Mellon Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the Vanguard Fund and the Mellon Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Mellon Fund will be received by shareholders of the Vanguard Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Mellon Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Vanguard Fund (Acquired Fund) – Class A	$150,442,002	11.36	13,246,163
Mellon Fund (Acquiring Fund) – Class A	$1,084,901,333	12.78	84,864,826
Adjustments	$0	0	(1,474,457) (a)
Pro forma Mellon Fund – Class A (assuming the Reorganization is approved)	$1,235,343,735	12.78	96,636,532
Vanguard Fund (Acquired Fund) – Class I	$4,469,338	11.46	389,835
Mellon Fund (Acquiring Fund) – Class I	$226,596,453	13.29	17,043,945
Adjustments	$0	0	(53,542) (a)
Pro forma Mellon Fund – Class I (assuming the Reorganization is approved)	$231,065,791	13.29	17,380.238
(a)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Vanguard Fund by the Mellon Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the Vanguard Fund would have received 11,771,706 and 336,293 Class A and Class I shares, respectively, of the Mellon Fund.

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After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Vanguard Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Vanguard Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*           *           *           *           *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plan of Reorganization

The terms of the Plan of Reorganization are summarized below. For additional information, you should consult the Plan of Reorganization, a copy of which is attached as Appendix A.

If shareholders of the Acquired Fund approve the Plan of Reorganization, then the assets of the Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of the Acquired Fund will be assumed by the Acquiring Fund. The Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of the Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of the Acquired Fund may be different than the number of shares of the Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plan of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Fund will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share proportionally (according to the net asset value of their shares of the Acquiring Fund) in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for the Acquiring Fund. Each series of the Trust has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of the Acquired Fund and Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a Rule 12b-1 fee.

Board Considerations

At a meeting of the Board held on December 1-3, 2020 (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganization of the Acquired Fund, a series of the Trust, into the Acquiring Fund, also a series of the Trust (the “Reorganization”). The Board also considered proposed changes to the Acquiring Fund’s investment strategy, which will convert it from a fund that invests directly in individual securities to a “feeder fund” that will not invest directly in securities but rather

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will invest in a single registered investment company referred to as a “master fund,” effective April 26, 2021 (the “Feeder Fund Change”). Before approving the Reorganization, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present.

The Board considered that the Acquired Fund was launched to seek a balance between current income and growth of capital. The Board also considered that the Acquired Fund currently tracks a custom index consisting of 50% international bonds (currency hedged) and 50% domestic bonds by investing in underlying index funds that are a part of the Vanguard Sector Bond Index Funds, and that, while the Vanguard Fund has successfully tracked its custom index since its 2017 inception, it has more recently lagged the performance of the Acquiring Fund due to the underperformance of its 50% international bond allocation. The Board considered that the Reorganization is part of an overall rationalization of the Trust’s offerings and is designed to eliminate inefficiencies arising from offering overlapping funds that serve as investment options for the Contracts issued by the Insurance Companies and certain non-qualified plans. The Board also considered that the Reorganization also seeks to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the Acquired Fund. The Board noted that the objective of the Reorganization is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered the recommendation of JNAM to merge the Acquired Fund into the Acquiring Fund (which will, effective April 26, 2021, be converted into a feeder fund) given the Acquiring Fund’s lower expenses, reduced tracking risk compared to the fund of funds structure, and greater economies of scale.

The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

•	Investment Objectives and Investment Strategies. The Board considered that the Reorganization will permit the Contract Owners and others with beneficial interest in the Acquired Fund to continue to invest in a professionally managed fund with similar investment goals, noting that the Acquired Fund’s investment objective is to seek total return consisting of capital appreciation and current income, while the Acquiring Fund seeks to track the performance of an index and is constructed to mirror the index to provide a moderate rate of income by investing in domestic fixed-income investments. As described below, the Board also considered how the Acquired Fund’s shareholders will benefit from the Reorganization. For a full description of the investment objectives and investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

•	Operating Expenses. The Board considered that, if approved by the Acquired Fund’s shareholders, the Reorganization is expected to result in a Combined Fund with a total annual fund operating expense ratio and management fee that are expected to be lower than those of the Acquired Fund currently. The Board also considered that that following the Reorganization, the Acquiring Fund, which will undergo a Feeder Fund Change, will bear its own operating expenses as well as its pro rata share of the Master Fund’s fees and expenses. The Board took into account that following the Feeder Fund Change, the management fees for the Acquiring Fund are expected to be equal to the management fees of the Acquiring Fund currently, and the total annual operating expense ratio is expected to be equal to the total annual operating expense ratio of the Acquiring Fund currently. See “Comparative Fee and Expense Tables.”

•	Larger Asset Base. The Board considered that the Reorganization may benefit Contract Owners and others with beneficial interests in the Acquired Fund by allowing them to invest in the Combined Fund that has a larger asset base than that of the Acquired Fund currently. The Board noted that as of September 30, 2020, the Acquired Fund had assets of $175.18 million as compared to assets of $1.37 billion for the Acquiring Fund. The Board considered that reorganizing the Acquired Fund into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.

•	Performance. The Board considered that the Acquiring Fund has outperformed the Acquired Fund for the one-year and three-year periods ended September 30, 2020. The Board noted that during the 2019 calendar year, on a gross-of-fees basis, the Acquiring Fund returned 8.54%, while the Acquired Fund returned 8.19%.

•	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, and many of the same service providers, with the exception of sub-adviser. Specifically, the Board considered that the Acquired Fund doesn’t have a sub-adviser, whereas the Acquiring Fund is sub-advised by Mellon. The Board also considered that after the Reorganization, the

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Combined Fund will continue to be sub-advised by Mellon. The Board also considered that the custodian for the Acquiring Fund, JPMorgan Chase Bank, N.A., the transfer agent for the Acquiring Fund, JNAM, and the Distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Fund and will remain the same immediately after the Reorganization. The Board considered that, as a result of the Feeder Fund Change, Mellon will continue to sub-advise the Acquiring Fund.

•	Federal Income Tax Consequences. The Board considered that the Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.

•	Costs of Reorganization. The Board considered that the costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The Board considered that it is currently anticipated that approximately 100% of the Acquired Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. Thus, the Board also considered that there will be no Transaction Costs associated with the Reorganization.

In summary, in determining whether to recommend approval of the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Acquired Fund’s and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Fund’s and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganization; and (8) the costs of the Reorganization. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganization to be adverse.

The Board, including the Independent Trustees, determined that the Reorganization would be in the best interests of the Acquired Fund and Acquiring Fund and that the interests of the Acquired Fund’s and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganization. The Board voted unanimously to approve the Reorganization and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Fund.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganization

As a condition to the consummation of the Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of the Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, the Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Fund. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of the Trust, the Acquired Fund, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

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Contingency Plan

If the Reorganization is not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust, the Adviser for the Funds, the Master-Feeder Structure, and the sub-adviser for the Acquiring Fund.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended (“Investment Advisers Act”). JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Prudential plc is also the ultimate parent of PPM America, Inc.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser, if any. For those Funds JNAM directly manages, JNAM, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, JNAM recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and

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duties under the agreement.  As compensation for its services, the Trust pays JNAM a separate fee in respect of each Fund as described in each Fund’s Prospectus.

Master-Feeder Structure

Effective April 26, 2021, the Acquiring Fund will operate as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, a feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities. As a result of the Feeder Fund Change, as described above, the Acquiring Fund’s investment objective and restrictions will be the same as the Master Fund. The Master Fund is a series of the Trust. This structure differs from the other funds of the Trust and from other investment companies that invest directly in securities and are actively managed.

Because the Acquiring Fund will invest all or substantially all of its assets in the Master Fund, the Acquiring Fund’s shareholders will bear the fees and expenses of both the Acquiring Fund and the Master Fund in which it invests. Thus, the Acquiring Fund’s expenses could be higher than those of mutual funds that invest directly in securities. The Master Fund may have other shareholders, each of whom, like the Acquiring Fund, will pay their proportionate share of the Master Fund’s expenses. The Master Fund may also have shareholders that are not feeder funds, but are separate accounts of insurance companies or qualified retirement plans. The expenses and, correspondingly, the returns of the other shareholders of the Master Fund may differ from those of the Acquiring Fund. The Master Fund pays distributions to each Master Fund shareholder, including the Acquiring Fund. Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund and other shareholders, including the Acquiring Fund.

Under the master/feeder structure, the Acquiring Fund may withdraw its investment in the Master Fund if the Board determines that it is in the best interest of the Acquiring Fund and its shareholders to do so. The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution. The Acquiring Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Acquiring Fund in another pooled investment entity, having JNAM manage the Acquiring Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the Acquiring Fund’s assets in the Master Fund will not be a fundamental investment policy of the Acquiring Fund and a shareholder vote is not required for the Acquiring Fund to withdraw its investment from the Master Fund.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for the Funds, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2019. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

In addition to the fees disclosed below, the Acquired Fund will indirectly bear its pro rata share of the fees of certain Underlying Funds. The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the Acquired Fund. The fee waiver will continue for at least one year from the date of the Acquired Fund’s prospectus, unless the Board approves a change in or elimination of the fee waiver. The fee waiver is subject to yearly review and approval by the Board, and there is no assurance that JNAM will continue to waive fees and/or reimburse expenses. The Acquired Fund has agreed to reimburse JNAM in an amount equal to the full amount of fees that would have been payable by the Acquired Fund to JNAM, or were reimbursed by JNAM in excess of its adviser fee. Such reimbursement by the Acquired Fund shall be made monthly, but only if the operating expenses of the Acquired Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Acquired Fund) equal to or less than the Acquired Fund’s investment income for the period.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the Acquired Fund. The fee waiver will continue for at least one year from the date of the Acquired Fund’s prospectus, unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly

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review and approval by the Board, and there is no assurance that JNAM will continue to waive fees and reimburse expenses. The Acquired Fund has agreed to reimburse JNAM in an amount equal to the full amount of fees that would have been payable by the Acquired Fund to JNAM or were reimbursed by JNAM in excess of its adviser fee. Such reimbursement by the Acquired Fund shall be made monthly, but only if the operating expenses of the Acquired Fund (exclusive of transaction costs, if any, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Acquired Fund) equal to or less than the Acquired Fund’s investment income for the period.

Pursuant to the Feeder Fund Change as described herein, effective April 26, 2021, the Acquiring Fund will not pay JNAM for portfolio management services because the Acquiring Fund’s assets will be invested in the Master Fund’s portfolio.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
Vanguard Fund[1]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.200% 0.175% 0.165% 0.155%	0.20%
Mellon Fund[2]	$0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	0.180% 0.150% 0.140% 0.130% 0.120%	0.16%
[1]	JNAM has contractually agreed to waive 0.06% of the management fees of the Vanguard Fund. The fee waiver will continue for at least one year from the date of the Vanguard Fund’s current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[2]	JNAM has entered into a contractual agreement with the Mellon Feeder Fund, effective April 26, 2021, under which it will waive 0.07% its management fee for such time as the Mellon Feeder Fund is operated as a feeder fund, because during that time, JNAM will not be providing the portfolio management portion of the advisory and management services of the Fund. This fee waiver will continue as long as the Mellon Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from April 26, 2021, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020.

JNAM selects, contracts with, and compensates the Acquiring Fund’s sub-adviser to manage the investment and reinvestment of the assets of the Acquiring Fund. JNAM monitors the compliance of the Acquiring Fund’s sub-adviser with the investment objectives and related policies of the Acquiring Fund, reviews the performance of the Acquiring Fund’s sub-adviser, and reports periodically on such performance to the Board. Under the terms of the sub-advisory agreements, the sub-adviser is responsible for supervising and managing the investment and reinvestment of the assets of the Acquiring Fund and for directing the purchase and sale of the Acquiring Fund’s investment securities, subject to the oversight and supervision of JNAM and the Board.  The Acquiring Fund’s sub-adviser formulates a continuous investment program for the Acquiring Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus.  The Acquiring Fund’s sub-adviser implements such program by purchases and sales of securities and regularly reports to JNAM and the Board with respect to the implementation of such program. As compensation for its sub-advisory services, the Acquiring Fund’s sub-adviser receives a fee from JNAM, computed separately for the Acquiring Fund, stated as an annual percentage of Acquiring Fund’s net assets. JNAM currently is obligated to pay the sub-adviser out of the advisory fee it receives from the Acquiring Fund.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without the approval of shareholders.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change. The Order allows the Funds to operate

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more efficiently and with greater flexibility.   JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of sub-advisers. Although JNAM will monitor the performance of the sub-advisers, there is no certainty that the sub-advisers or the Funds will obtain favorable results at any given time.

As compensation for its services for the Acquiring Fund, Mellon, the sub-adviser to the Acquiring Fund, receives a sub-advisory fee that is payable by JNAM. The following table shows the amount of sub-advisory fees that JNAM paid the sub-adviser (out of JNAM’s advisory fees) for the services provided by the sub-adviser for the fiscal year ended December 31, 2019:

Fund	Aggregate Fees Paid to Sub-Advisers
	Dollar Amount	As a Percentage of Average Daily Net Assets as of December 31, 2019
Vanguard Fund [1]	N/A	N/A
Mellon Fund [2]	$246,615	0.02%
[1]	The Vanguard Fund does not have a sub-adviser.
[2]	Effective April 26, 2021, the administrative fee will be calculated based on the average net assets of the Master Fund, which includes assets of the Mellon Fund (feeder fund).

A discussion of the basis for the Board’s approval of the sub-advisory agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Vanguard Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
Mellon Fund	$0 to $3 billion Assets over $3 billion	0.10% 0.09%

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

Portfolio Management (the Acquired Fund)

The allocations for the Acquired Fund are made by JNAM. The Acquired Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Acquired Fund and the application of the Acquired Fund’s strategy.

The following table describes the Funds’ adviser, portfolio managers, and each portfolio manager’s business experience.

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Vanguard Fund (Acquired Fund)
Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Jackson National Asset Management, LLC 225 West Wacker Drive Chicago, Illinois 60606 Portfolio Managers William Harding, CFA Sean Hynes, CFA, CAIA Mark Pliska, CFA

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

The Sub-Adviser (the Acquiring Fund)

There is no sub-adviser for the Acquired Fund.

The sub-adviser to the Acquiring Fund is Mellon. Mellon is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation. Mellon supervises and manages the investment portfolio of the Acquiring Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Acquiring Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Acquiring Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio are Paul Benson, Nancy G. Rogers, Stephanie Shu, and Gregg Lee.

The following table describes the Acquiring Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Fund is available in the Trust’s Statement of Additional Information.

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Mellon Fund (Acquiring Fund)
Sub-Adviser & Portfolio Managers	Portfolio Manager’s Business Experience
Mellon Investments Corporation BNY Mellon Center One Boston Place Boston, Massachusetts 02108 Portfolio Managers Paul Benson Nancy G. Rogers Stephanie Shu Gregg Lee

Paul Benson is the Managing Director, Head of Fixed Income Efficient Beta at Mellon. Mr. Benson joined Mellon in 2005 and was previously a Senior Portfolio Manager, responsible for the Yield Curve Arbitrage strategy within Global Asset Allocation portfolios. Prior experience includes analyzing and managing U.S. and Global Fixed Income active portfolios as well as market-making and proprietary trading with a focus on interest rate swaps and JPN Government Bonds. Mr. Benson attained the Chartered Financial Analyst (“CFA”) and Chartered Alternative Investment Analyst (“CAIA”) designations. Mr. Benson graduated with a B.A. from the University of Michigan. He has over 21 years of investment experience.

Nancy G. Rogers is a Director, Head of Fixed Income at Mellon. Ms. Rogers joined Mellon in 1987 and is responsible for the management of domestic and international portfolios. Prior experience includes management of aggregate, government, credit and custom indices as well as trading, performance measurement and portfolio accounting. Ms. Rogers attained the Chartered Financial Analyst (“CFA”) designation. Ms. Rogers graduated with an M.B.A. from Drexel University, Investments. Ms. Rogers has been in the investment industry and at BNY Mellon affiliates since 1987.

Stephanie Shu is a Director, Senior Portfolio Manager, Fixed Income team at Mellon. Mrs. Shu joined Mellon in 2001 and is responsible for the management of domestic and international portfolios. Prior experience includes management of Emerging Market Local Debt ETFs, Fixed Income Active portfolios and Fixed Income Hedge Funds as well as custom strategy analysis and design. Mrs. Shu attained the Chartered Financial Analyst (“CFA”) designation. Mrs. Shu graduated with an M.S. from Texas A& M University, Finance and Mathematics. Ms. Shu has been in the investment industry since 1997.

Gregg Lee is Director, Senior Portfolio Manager, Fixed Income and has been involved with the portfolio since its inception. He joined Mellon in 1989 as an equity indexing portfolio manager and after just over a year, transferred to the fixed-income department. Mr. Lee is responsible for managing various fixed-income index funds with a focus on the MBS sector, with a prior focus on the corporate and government sectors. Prior experience includes managing and trading domestic and international active fixed-income portfolios with a focus on the Active Core and Core Plus strategies. Mr. Lee graduated with a B.S. from University of California at Davis in Managerial Economics. Mr. Lee has been in the investment industry since 1989. Mr. Lee is a member of the CFA Institute and the CFA Society of San Francisco.

Investment Adviser (the Mellon Feeder Fund and the Master Fund)

As a result of the Feeder Fund Change as described above, effective April 26, 2021, the Mellon Feeder Fund will invest its assets in the Master Fund, and investment advisory services for the Mellon Feeder Fund will be provided at the Master Fund level by Mellon. Pursuant to the Investment Advisory and Management Agreement, effective April 26, 2021, JNAM will provide those services for the Acquiring Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. JNAM will provide master-feeder operational support services to the Mellon Feeder Fund under the Investment Advisory and Management Agreement so long as the Acquiring Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Mellon Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Mellon Feeder Fund shareholders; and (4)

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providing such other services as are necessary or appropriate to the efficient operation of the Mellon Feeder Fund with respect to its investment in the Master Fund.

If the Mellon Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Mellon Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Investment Advisory and Management Agreement.

Portfolio Management and the Sub-Adviser (the Master Fund)

Effective April 26, 2021, the Acquiring Fund will no longer be sub-advised by Mellon, but Mellon will supervise and manage the investment portfolio of the Master Fund and direct the purchase and sale of the Master Fund’s investment securities. Mellon will utilize teams of investment professionals acting together to manage the assets of the Master Fund. The team will meet regularly to review portfolio holdings and to discuss purchase and sale activity. The team will adjust holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives. The individual members of the team who will be jointly and primarily responsible for the day-to-day management of the Master Fund’s portfolio are Paul Benson, Nancy G. Rogers, and Gregg Lee.

The following table describes the Master Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience, following the Feeder Fund Change, effective April 26, 2021.

Mellon Feeder Fund (Acquiring Fund) (following the Feeder Fund Change, effective April 26, 2021)
Sub-Adviser & Portfolio Managers to the Master Fund	Portfolio Managers’ Business Experience
Mellon Investments Corporation BNY Mellon Center One Boston Place Boston, Massachusetts 02108 Portfolio Managers Paul Benson Nancy G. Rogers Gregg Lee

Paul Benson is the Managing Director, Head of Fixed Income Efficient Beta at Mellon. Mr. Benson joined Mellon in 2005 and was previously a Senior Portfolio Manager, responsible for the Yield Curve Arbitrage strategy within Global Asset Allocation portfolios. Prior experience includes analyzing and managing U.S. and Global Fixed Income active portfolios as well as market-making and proprietary trading with a focus on interest rate swaps and JPN Government Bonds. Mr. Benson attained the Chartered Financial Analyst (“CFA”) and Chartered Alternative Investment Analyst (“CAIA”) designations. Mr. Benson graduated with a B.A. from the University of Michigan. He has over 21 years of investment experience.

Nancy G. Rogers is a Director, Head of Fixed Income at Mellon. Ms. Rogers joined Mellon in 1987 and is responsible for the management of domestic and international portfolios. Prior experience includes management of aggregate, government, credit and custom indices as well as trading, performance measurement and portfolio accounting. Ms. Rogers attained the Chartered Financial Analyst (“CFA”) designation. Ms. Rogers graduated with an M.B.A. from Drexel University, Investments. Ms. Rogers has been in the investment industry and at BNY Mellon affiliates since 1987.

Gregg Lee is Director, Senior Portfolio Manager, Fixed Income at Mellon. He joined Mellon in 1989 as an equity indexing portfolio manager and after just over a year, transferred to the fixed-income department. Mr. Lee is responsible for managing various fixed-income index funds with a focus on the MBS sector, with a prior focus on the corporate and government sectors. Prior experience includes managing and trading domestic and international active fixed-income portfolios with a focus on the Active Core and Core Plus strategies. Mr. Lee graduated with a B.S. from University of California at Davis in Managerial Economics. Mr. Lee has been in the investment industry since 1989. Mr. Lee is a member of the CFA Institute and the CFA Society of San Francisco.

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Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of the Trust. JNLD is a wholly owned subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  To the extent consistent with the Plan and applicable law, the Distributor may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

•	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.

•	The Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may

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invest indirectly in the Funds through your purchase of a variable annuity or life insurance contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to non-qualified retirement plans, and to other regulated investment companies. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The Acquiring Fund is managed by a sub-adviser who manages publicly available mutual funds that have similar names and investment objectives. While some of the Funds may be similar to or modeled after publicly available mutual funds, Contract Owners should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The price of each Fund’s shares is based on its NAV. The NAV of each Fund’s shares is generally determined by JNAM once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of each Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act.  The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

The Acquired Fund is comprised of Underlying Funds. As such, each Fund’s NAVs is calculated based on the combined NAVs of the Underlying Funds in which they invest.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.”  The valuation committee will also review the value of restricted and illiquid securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a

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disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize JNAM, subject to oversight by the Board, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”   The Funds are not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

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In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.   The “fair value” pricing policy applies to the Underlying Funds in which the Acquired Fund invests. The “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The “fair value” pricing policy is described under “Investment in Trust Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

•	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

The Funds, which currently intend to qualify and be eligible for treatment as partnerships, generally do not expect to make distributions of their net investment income and net realized capital gains.

For both Funds, distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

Each Fund intends (and the Acquiring Fund intends to continue) to be treated as a partnership for U.S. federal income tax purposes, and neither Fund expects to make regular distributions (other than in redemption of Fund Shares) to

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shareholders. The interests in the Funds are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

Each Fund is treated as a partnership separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions, if any, of each Fund are considered separately for purposes of determining the tax classification of such Fund.

Because the shareholders of the Funds are Separate Accounts of variable insurance contracts, certain other partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds, if any, are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

Each Fund intends (and the Acquiring Fund intends to continue) to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement and sub-advisory agreement require the Funds to be operated in compliance with these diversification requirements. The sub-adviser and Advisor may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. The information for the period ended June 30, 2020 has not been audited. The unaudited interim financial statements as of June 30, 2020 reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the interim period presented. Each Fund’s financial statements are included in the Trust’s Annual Report and Semi-Annual Report, which are available upon request.

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JNL Series Trust – Acquired Fund

Financial Highlights

For a Share Outstanding

The information for the period ended June 30, 2020 has not been audited.

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Global Bond Market Index Fund (Acquired Fund)
Class A
06/30/20		10.91	0.07	0.38	0.45	—	—	11.36	4.12	150,443	18	0.57	0.65	1.18
12/31/19		10.14	0.31	0.46	0.77	—	—	10.91	7.59	132,322	23	0.55	0.65	2.89
12/31/18		10.05	0.28	(0.19)	0.09	—	—	10.14	0.90	70,213	19	0.55	0.65	2.80
12/31/17	*	10.00	0.14	(0.09)	0.05	—	—	10.05	0.50	13,791	23	0.58	0.68	5.33

Class I
06/30/20		11.00	0.08	0.38	0.46	—	—	11.46	4.18	4,469	18	0.27	0.35	1.47
12/31/19		10.18	0.39	0.43	0.82	—	—	11.00	8.05	3,827	23	0.25	0.35	3.60
12/31/18		10.06	0.35	(0.23)	0.12	—	—	10.18	1.19	1,293	19	0.25	0.35	3.47
12/31/17	*	10.00	0.12	(0.06)	0.06	—	—	10.06	0.60	16	23	0.28	0.38	4.62

*		Commencement of operations for the Vanguard Fund was September 25, 2017.
(a)		Ratios of net investment income and expenses to average net assets do not include the impact of each Underlying Funds' expenses.
(b)		Annualized for periods less than one year.
(c)		Calculated using the average shares method.
(d)		Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)		Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales.
(f)		The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

31

JNL Series Trust – Acquiring Fund

Financial Highlights

For a Share Outstanding

The information for the period ended June 30, 2020 has not been audited.

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)(e)	Total expenses to average net assets(%)(e)	Net investment income (loss) to average net assets(%)(f)

JNL/Mellon Bond Index Fund (Acquiring Fund)(g)
Class A
06/30/20		12.06	0.11	0.61	0.72	—	—	12.78	5.97	1,084,902	40	(h)	0.56	0.56	1.85
12/31/19		11.43	0.27	0.64	0.91	(0.28)	—	12.06	7.93	942,401	62	(h)	0.56	0.56	2.24
12/31/18		11.75	0.25	(0.32)	(0.07)	(0.25)	—	11.43	(0.57)	850,576	83	(h)	0.57	0.57	2.21
12/31/17		11.63	0.22	0.13	0.35	(0.23)	—	11.75	3.02	892,847	46	(h)	0.57	0.57	1.88
12/31/16		11.50	0.21	0.01	0.22	(0.09)	—	11.63	1.92	1,136,243	77	(h)	0.57	0.57	1.78
12/31/15		11.78	0.22	(0.24)	(0.02)	(0.23)	(0.03)	11.50	(0.12)	1,050,126	80	(h)	0.58	0.58	1.85

Class I
06/30/20		12.53	0.14	0.62	0.76	—	—	13.29	6.07	226,596	40	(h)	0.26	0.26	2.17
12/31/19		11.85	0.32	0.67	0.99	(0.31)	—	12.53	8.37	267,955	62	(h)	0.26	0.26	2.54
12/31/18		12.17	0.30	(0.34)	(0.04)	(0.28)	—	11.85	(0.28)	231,758	83	(h)	0.27	0.27	2.51
12/31/17	‡	12.03	0.27	0.12	0.39	(0.25)	—	12.17	3.28	307,567	46	(h)	0.28	0.28	2.24
12/31/16		11.88	0.24	0.01	0.25	(0.10)	—	12.03	2.10	1,407	77	(h)	0.37	0.37	1.98
12/31/15		12.15	0.25	(0.24)	0.01	(0.25)	(0.03)	11.88	0.15	1,369	80	(h)	0.38	0.38	2.06

‡								Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(a)								Annualized for periods less than one year.
(b)								Calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(c)								Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(d)								Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(e)								The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(f)								Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(g)								Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(h)								Portfolio turnover including dollar roll transactions for the Fund was as follows:

						June 30, 2020 (%)	December 31, 2019 (%)		December 31, 2018 (%)	December 31, 2017 (%)			December 31, 2016 (%)	December 31 2015 (%)
		Mellon Fund				68	107		121	118			128	120

32

VOTING INFORMATION

The following information applies to the Reorganization of the Acquired Fund into the Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 10:00 a.m., Eastern Time, on March 26, 2021, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plan of Reorganization, which provides for the reorganization of the Vanguard Fund into the Mellon Fund, and any other business that may properly come before the Meeting. Only shareholders of the Acquired Fund are entitled to vote on this matter.

A copy of the Plan of Reorganization is attached hereto as Appendix A of this Proxy Statement/Prospectus.

The Board fixed the close of business on January 29, 2021, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated September 6, 2019 (the “By-Laws”), provide that except as otherwise provided by law, the Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “Declaration of Trust”), or the By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business. The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve the Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of the Proposal depends upon whether a sufficient number of votes are cast for the Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust. Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies. In addition, shares of the Trust are sold to certain funds of the Trust organized as funds-of-funds. Although the Insurance Companies legally own all

33

of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in the Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 24, 2021 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Fund. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust’s administrator, has retained the services of Donnelley Financial LLC (“DFS”), 35 West Wacker Drive, Chicago, Illinois 60601. Under the agreement between JNAM and DFS, DFS’s subcontractor, Mediant Communications (“Mediant”), 400 Regency Parkway, Suite 200, Cary, North Carolina 27519, will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Mediant in connection with this proxy solicitation is approximately $15,031 and will be borne by JNAM whether or not the Reorganization is consummated.

The costs of printing and mailing of the Notice, this Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM whether or not the Reorganization is consummated. The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If the Trust receives an insufficient number of votes to approve the Proposal, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Fund in accordance with all properly executed and un-revoked voting instructions.

34

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganization as instructed by their Contract Owners. [As of January 29, 2021, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Fund.]

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust organized as funds-of-funds, and certain non-qualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Fund as of the Record Date [that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
Vanguard Fund (Class A)	[To be Provided]
Vanguard Fund (Class I)	[To be Provided]

As of the Record Date, [January 29, 2021], the following person(s) owned 5% or more of the shares of the Acquired Fund either beneficially or of record:

Vanguard Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

Vanguard Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

*           *           *           *           *

35

APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Vanguard Global Bond Market Index Fund

JNL/Mellon Bond Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/Vanguard Global Bond Market Index Fund (the “Acquired Fund”) and its JNL/MELLON BOND INDEX FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

A-1

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-2

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Vanguard Global Bond Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a balance between current income and growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest include funds that are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund (“Vanguard Funds”). Not all funds of Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for the Vanguard Funds for information, including the related risks of the Vanguard Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•	Vanguard Total International Bond Index Fund Institutional Shares;
•	Vanguard Total Bond Market Index Fund Institutional Shares;
•	Vanguard Short-Term Bond Index Fund Institutional Shares;
•	Vanguard Mortgage-Backed Securities Index Fund Institutional Shares;
•	Vanguard Intermediate-Term Bond Index Fund Institutional Shares; and
•	Vanguard Long-Term Bond Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Some of the Underlying Funds may utilize a number of derivatives, including forward foreign currency exchange contracts, in order to execute their investment strategy. Some of the Underlying Funds may also hold a significant amount of high-yield bonds, lower-rated bonds, and unrated securities, which are commonly referred to as “junk bonds,” in order to execute their investment strategy.

Some of the Underlying Funds may invest in securities that have exposure to, or are economically tied to, emerging markets and less developed countries.

The Fund seeks to achieve a balance between current income and growth of capital through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in securities of large established companies as well as those that invest in securities of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Index investing risk

B-1

•	Passive investment risk
•	Underlying funds risk
•	Market risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Accounting risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the Vanguard Funds for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' Advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL/Mellon Bond Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Bond Index through statistical procedures. Bonds are selected based on their characteristics to create a

B-2

portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Investments Corporation (“Mellon” or “Sub-Adviser”) utilizes a statistical sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the statistical sampling approach, the Fund’s Sub-Adviser selects what it believes is a representative basket of securities in order to track the important risk characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index. The Fund’s rebalancing is typically done by using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Interest rate risk
•	Fixed-income risk
•	Passive investment risk
•	U.S. Government securities risk
•	Credit risk
•	Mortgage-related and other asset-backed securities risk
•	Extension risk
•	Tracking error risk
•	Foreign securities risk
•	Index investing risk
•	Portfolio turnover risk
•	Market risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

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•	Counterparty risk

•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Prepayment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund (effective April 26, 2021)

JNL/Mellon Bond Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund (“Feeder Fund”) is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments. The Fund seeks to achieve its investment objective through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Bond Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Master Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Investments Corporation (“Mellon” or “Sub-Adviser”) utilizes a statistical sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the statistical sampling approach, the Master Fund’s Sub-Adviser selects what it believes is a representative basket of securities in order to track the important risk characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Master Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index. The Master Fund’s rebalancing is typically done by using cash flows from accruals and contract owner contributions and withdrawals.

The Master Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

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For temporary defensive purposes during unusual economic or market conditions, for liquidity purposes and /or in response to asset flows in the Master Fund, the Feeder Fund may hold a percentage of its assets in cash. Such holdings may impact the Feeder Fund’s ability to achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Master Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Interest rate risk
•	Fixed-income risk
•	Passive investment risk
•	U.S. Government securities risk
•	Credit risk
•	Mortgage-related and other asset-backed securities risk
•	Extension risk
•	Tracking error risk
•	Foreign securities risk
•	Index investing risk
•	Portfolio turnover risk
•	Market risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Prepayment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

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Glossary of Risks

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. For example, poor earnings performance of a company may result in a decline of its stock price.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds

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segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s

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investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as certain swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the

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effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater

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than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Depending upon currency movements, this strategy can have the effect of reducing returns and minimizing opportunities for gain.

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. As a result, an investment in junk bonds is considered speculative. An unanticipated default would result in a reduction in income and a decline in the market value of the related securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Market fluctuations can cause the performance of an index to be significantly influenced by a small number of companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance of an index may be lower than the performance of funds that actively invest in stocks that comprise the index. Should a Fund engage in index sampling, the performance of the securities selected may not match the performance of the relevant index for a number of reasons, including, but not limited to: the Fund’s expenses, which the index does not bear; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Code. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

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Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage

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in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mortgage-related and other asset-backed securities risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment (contraction) risk. With respect to extension risk, rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit increased volatility. With respect to default risk, rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages or other loans. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. A number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities. In addition, legal and documentation risk (incomplete mortgage information) related to mortgage defaults may exist. With respect to prepayment risk, borrowers may pay off their mortgages or other loans sooner than expected, which may result in contraction risk, whereby the Fund will have to reinvest that money at the lower prevailing interest rates and, thus, may suffer an unexpected loss of interest income.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral. An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer. In addition, the mortgage-backed or other asset-backed securities market in general may be adversely affected by changes in governmental regulation, interest rates, tax policies, the real estate market, and/or the overall economy.

Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends. Additionally, an index relies on various third-party sources of information to assess the criteria of issuers included in an index, including information that may be based on assumptions and estimates. Errors in index data, index computations, or the construction of an index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its performance. The Fund, an index provider, and the Adviser do not offer

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assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an index.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Small capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

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Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including their legal right to receive support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Although many types of U.S. Government securities may be purchased by the Funds, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks, and other entities chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government. In September 2008, the U.S. Treasury and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The ongoing effect that this conservatorship will continue to have on the entities’ debt and equities and on securities guaranteed by the entities is unclear. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful. In addition, new accounting standards and future Congressional action may affect the value of Fannie Mae and Freddie Mac debt.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on Fannie Mae's and Freddie Mac's creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Funds.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the

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Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

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STATEMENT OF ADDITIONAL INFORMATION

February 11, 2021

JNL SERIES TRUST

JNL/Vanguard Global Bond Market Index Fund

(a series of JNL Series Trust)

(the “Acquired Fund”)

AND

JNL/Mellon Bond Index Fund

(a series of JNL Series Trust)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of the Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (the “Reorganization”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Fund and to other shareholders of the Acquired Fund as of January 29, 2021.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)       The Acquired Fund’s and the Acquiring Fund’s Statement of Additional Information dated April 27, 2020, as supplemented (File Nos. 033-87244 and 811-08894);

(2)        The Annual Report to Shareholders of the Acquired Fund and Acquiring Fund for the fiscal year ended December 31, 2019 (File Nos. 033-87244 and 811-08894); and

(3)        The Semi-Annual Report to Shareholders of the Acquired Fund and Acquiring Fund for the period ended June 30, 2020 (File Nos. 033-87244 and 811-08894).

This SAI is not a prospectus. A Proxy Statement and Prospectus dated February 11, 2021, relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

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PRO FORMA FINANCIAL INFORMATION

JNL/Vanguard Global Bond Market Index Fund merging into JNL/Mellon Bond Index Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of JNL/Vanguard Global Bond Market Index Fund (“Vanguard Fund” or the “Acquired Fund”) and JNL/Mellon Bond Index Fund (“Mellon Fund” or the “Acquiring Fund”) dated December 31, 2019 and June 30, 2020, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2020, is intended to present supplemental data as if the proposed reorganization (the “Reorganization”) of Vanguard Fund into Mellon Fund (collectively, the “Funds”) had occurred as of July 1, 2019. The Reorganization is intended to combine the Acquired Fund with a similar fund currently advised by Jackson National Asset Management, LLC (“JNAM”). Both Funds are advised by JNAM. JNAM is also the administrator and fund accounting agent for the Funds. The Funds’ distributor is an affiliate of JNAM. Subject to shareholder approval, the Reorganization is expected to be effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) in accordance with the Plan of Reorganization (the “Closing Date”).

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Acquired Fund by the Acquiring Fund, in exchange for shares of the Acquiring Fund at net asset value. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganization, shareholders of the Acquired Fund would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.  It is currently anticipated that approximately 100% of the Acquired Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. There are no transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganization.

The Funds currently have the same adviser, administrator, distributor, fund accounting agent, and custodian but only the Acquiring Fund is sub-advised by an investment sub-adviser. The sub-adviser for the Acquiring Fund is Mellon Investments Corporation. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same or substantially similar terms with respect to each Fund. As noted above, certain of these agreements are between the Funds and JNAM or JNAM’s affiliates (“Related Parties”), and fees paid to the Related Parties include the payment of management fees, administrative fees, and 12b-1 fees.

As of June 30, 2020, the net assets of the Acquired Fund and the Acquiring Fund were $154.91 million and $1.31 billion, respectively. The net assets of the pro forma Acquired Fund combined with the Acquiring Fund (the “Combined Fund”) as of June 30, 2020 would have been $1.46 billion had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2020, it is projected that the Combined Fund, inclusive of the Master Fund’s management fee, will incur $2,709,992 more management expenses (0.20% as a percentage of average net assets of the Combined Fund), $66,693 less administrative expenses (0% as a percentage of Combined Fund average net assets) in the fiscal year after the Reorganization based on current fees as of June 30, 2020. There is no impact to other operating expenses, excluding the administrative fees, had the Reorganization occurred on July 1, 2019. The Acquired Fund and Acquiring Fund each pay an administrative fee to JNAM at the rate of 0.15% and 0.10%, respectively, of its average daily net assets. The Acquiring Fund will pay less fees after the Reorganization.

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The administrative expenses, which are paid by JNAM, include routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation.

Under the Trust’s valuation policy and procedures, the Board has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. JNAM has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, JNAM adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ valuation policies require a different approach. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

C-3

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including JNAM’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, JNAM may utilize pricing services or other sources, including each Fund’s sub-adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires JNAM to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.

The Acquired Fund and the Acquiring Fund are organized as partnerships and, as such, had no net capital loss carryforwards as of December 31, 2019. If the Reorganization is consummated, the Combined Fund would seek to continue to be treated as a partnership for U.S. federal income tax purposes, if such qualification is in the best interests of shareholders. Accordingly, no provision for federal income taxes is required.

C-4

JNL SERIES TRUST

PART C
OTHER INFORMATION

Item 15. Indemnification.

Amended and Restated Declaration of Trust:  Article IV of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)		Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 25, 2017.[23]

(2)		Amended and Restated By-Laws of Registrant, dated September 6, 2019.[27]

(3)		Not Applicable.

(4)		Plan of Reorganization, filed as Appendix A to the Proxy Statement and Prospectus set forth in Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (See Exhibits (1) and (2) above).

(6) (a)		Jackson National Asset Management, LLC (“JNAM”)

	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[13]

	(ii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[13]

	(iii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013. [14]

	(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[15]

	(v)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[15]

	(vi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

	(vii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[17]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[17]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[18]

	(x)	Amendment, effective September 19, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[19]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[21]

	(xii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

	(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

	(xiv)	Amendment, effective January 1, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[23]

	(xv)	Amendment, effective April 30, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[23]

	(xvi)	Amendment, effective August 13, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[24]

	(xvii)	Amendment, effective April 29, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[26]

	(xviii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[27]

	(xix)	Amendment, effective September 6, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[27]

	(xx)	Amendment, effective October 14, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[27]

	(xxi)	Amendment, effective April 27, 2020, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[28]

(b)		Mellon Investments Corporation (originally, Mellon Capital Management Corporation) (“Mellon”)

	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[11]

	(ii)	Amendment, effective January 1, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[11]

	(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[11]

	(iv)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[12]

	(v)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[13]

	(vi)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[13]

	(vii)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[14]

	(viii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[14]

	(ix)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[15]

	(x)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[15]

	(xi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[16]

	(xii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[17]

	(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[17]

	(xiv)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[20]

	(xv)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[19]

	(xvi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[21]

	(xvii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[22]

	(xviii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[22]

	(xix)	Amendment, effective January 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[23]

	(xx)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[24]

	(xxi)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[25]

	(xxii)	Amendment, effective January 2, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[26]

	(xxiii)	Amendment, effective January 25, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[26]

	(xxiv)	Amendment, effective April 29, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[26]

	(xxv)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[27]

	(xxvi)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[28]

	(xxvii)	Amendment, effective August 28, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[29]

	(xxviii)	Amendment, effective October 1, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[29]

(7)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective July 1, 2017.[22]

	(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[22]

	(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[24]

	(iv)	Amendment, effective June 24, 2019, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[27]

	(v)	Amendment, effective April 27, 2020, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[28]

(8)		Not Applicable.

(9) (a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), dated August 12, 2009.[1]

	(ii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iii)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

	(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

	(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

	(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

	(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(xi)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

	(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[11]

	(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[11]

	(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[13]

	(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

	(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

	(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[17]

	(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[17]

	(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[17]

	(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[18]

	(xxiii)	Amendment, effective April 24, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[21]

	(xxiv)	Amendment, effective September 25, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[22]

	(xxv)	Amendment, effective June 29, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

	(xxvi)	Amendment, effective August 13, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

	(xxvii)	Amendment, effective March 1, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[26]

	(xxviii)	Amendment, effective June 24, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[27]

	(xxix)	Amendment, effective January 1, 2020, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[28]

	(xxx)	Amendment, effective April 27, 2020, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[28]

(10) (a)	(i)	Amended and Restated Distribution Plan, effective July 1, 2017.[22]

	(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, effective July 1, 2017.[22]

	(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan, effective July 1, 2017.[24]

	(iv)	Amendment, effective June 24, 2019, to Amended and Restated Distribution Plan, effective July 1, 2017.[27]

	(v)	Amendment, effective April 27, 2020, to Amended and Restated Distribution Plan, effective July 1, 2017.[28]

(b)	(i)	Multiple Class Plan, effective April 29, 2013.[11]

	(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[13]

	(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[14]

	(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[15]

	(v)	Amendment, effective April 27, 2015, to Multiple Class Plan, effective April 29, 2013.[16]

	(vi)	Amendment, effective September 28, 2015, to Multiple Class Plan, effective April 29, 2013.[17]

	(vii)	Amendment, effective April 25, 2016, to Multiple Class Plan, effective April 29, 2013.[18]

	(viii)	Amendment, effective September 19, 2016, to Multiple Class Plan, effective April 29, 2013.[19]

	(ix)	Amendment, effective April 24, 2017, to Multiple Class Plan, effective April 29, 2013.[21]

	(x)	Amendment, effective September 25, 2017, to Multiple Class Plan, effective April 29, 2013.[22]

	(xi)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective April 29, 2013.[24]

	(xii)	Amendment, effective June 24, 2019, to Multiple Class Plan, effective April 29, 2013.[27]

	(xiii)	Amendment, effective April 27, 2020, to Multiple Class Plan, effective April 29, 2013.[28]

(11)		Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)		Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus, to be filed by amendment.

(13) (a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[9]

	(ii)	Amendment, effective March 1, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[10]

	(iii)	Amendment, effective April 30, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[9]

	(iv)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[11]

	(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[13]

	(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

	(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

	(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

	(ix)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[14]

	(x)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[15]

	(xi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[15]

	(xii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

	(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[17]

	(xiv)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[17]

	(xv)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

	(xvi)	Amendment, effective September 19, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[19]

	(xvii)	Amendment, effective April 24, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[22]

	(xviii)	Amendment, effective September 25, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[22]

	(xix)	Amendment, effective August 13, 2018, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[24]

	(xx)	Amendment, effective January 1, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013. [26]

	(xxi)	Amendment, effective April 29, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[26]

	(xxii)	Amendment, effective June 24, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[27]

	(xxiii)	Amendment, effective February 28, 2020, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[28]

	(xxiv)	Amendment, effective April 27, 2020, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[28]

(b)	(i)	Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and JNAM.[8]

	(ii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[13]

	(iii)	Amendment, dated March 16, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[16]

	(iv)	Amendment, effective April 27, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[16]

	(v)	Amendment, effective October 1, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[17]

	(vi)	Amendment, effective April 25, 2016, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[18]

	(vii)	Amendment, effective September 19, 2016, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[19]

	(viii)	Amendment, effective April 24, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[21]

	(ix)	Amendment, effective July 1, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[22]

	(x)	Amendment, effective September 25, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[22]

	(xi)	Amendment, effective April 30, 2018, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[23]

	(xii)	Amendment, effective August 13, 2018, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[24]

	(xiii)	Amendment, effective April 29, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[26]

	(xiv)	Amendment, effective June 24, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[27]

	(xv)	Amendment, effective October 14, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[27]

	(xvi)	Amendment, effective April 27, 2020, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[28]

(c)	(i)
Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant on behalf of each of its series listed on Attachment A of the Agreement; JNAM; The Vanguard Group, Inc.; each of the open-end management investment companies listed on Attachment A of the Agreement on behalf of certain of their respective portfolios listed on Attachment A of the Agreement; and Vanguard Marketing Corporation, effective September 25, 2017.[22]

(ii)
Amendment, effective December 1, 2017, to Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant on behalf of each of its series listed on Attachment A of the Agreement; JNAM; The Vanguard Group, Inc.; each of the open-end management investment companies listed on Attachment A of the Agreement on behalf of certain of their respective portfolios listed on Attachment A of the Agreement; and Vanguard Marketing Corporation, effective September 25, 2017.[23]

(iii)
Amendment, effective October 1, 2020, to Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant on behalf of each of its series listed on Attachment A of the Agreement; JNAM; The Vanguard Group, Inc.; each of the open-end management investment companies listed on Attachment A of the Agreement on behalf of certain of their respective portfolios listed on Attachment A of the Agreement; and Vanguard Marketing Corporation, effective September 25, 2017.[29]

(d)	(i)
Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant on behalf of each of its series listed on Attachment A of the Agreement; JNAM; The Vanguard Group, Inc.; each of the open-end management investment companies listed on Attachment A of the Agreement on behalf of certain of their respective portfolios listed on Attachment A of the Agreement; and Vanguard Marketing Corporation, effective September 25, 2017.[22]

(ii)
Amendment, effective December 1, 2017, to Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant on behalf of each of its series listed on Attachment A of the Agreement; JNAM; The Vanguard Group, Inc.; each of the open-end management investment companies listed on Attachment A of the Agreement on behalf of certain of their respective portfolios listed on Attachment A of the Agreement; and Vanguard Marketing Corporation, effective September 25, 2017.[23]

(iii)
Amendment, effective October 1, 2020, to Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant on behalf of each of its series listed on Attachment A of the Agreement; JNAM; The Vanguard Group, Inc.; each of the open-end management investment companies listed on Attachment A of the Agreement on behalf of certain of their respective portfolios listed on Attachment A of the Agreement; and Vanguard Marketing Corporation, effective September 25, 2017.[29]

(e)	(i)	Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[12]

	(ii)	Amendment, effective June 29, 2018, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[24]

	(iii)	Amendment, effective April 27, 2020, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[28]

(f)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[18]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[24]

(iii)
Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[28]

(g)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[18]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[24]

(iii)
Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[28]

(h)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[16]

	(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[18]

	(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[24]

	(iv)	Amendment, effective April 27, 2020, to Master Interfund Lending Agreement dated April 27, 2015.[28]

(i)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[9]

	(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[9]

	(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[11]

	(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.[13]

	(v)	Amendment, effective April 28, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[14]

	(vi)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[15]

	(vii)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[16]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[17]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[18]

	(x)	Amendment, effective September 19, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[19]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[21]

	(xii)	Amendment, effective September 25, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[22]

	(xiii)	Amendment, effective August 13, 2018, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[24]

	(xiv)	Amendment, effective June 24, 2019, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[27]

	(xv)	Amendment, effective April 27, 2020, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[28]

(14)		Consent of Independent Registered Public Accounting Firm, attached hereto.

(15)		None.

(16)		Powers of Attorney, dated June 1, 2020, attached hereto.

(17)		Form of Proxy and Voting Instruction Cards, attached hereto.

[1]
Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its registration statement on Form N-1A (033-87244; 811-8894) (“Registration Statement”) filed with (“Registration Statement”) on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on September 23, 2009.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A filed with the SEC on December 22, 2011.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[18]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[19]	Incorporated by reference to Registrant's Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A filed with the SEC on September 16, 2016.
[20]	Incorporated by reference to Registrant's Post-Effective Amendment No. 146 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2016.
[21]	Incorporated by reference to Registrant's Post-Effective Amendment No. 149 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[22]	Incorporated by reference to Registrant's Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[23]	Incorporated by reference to Registrant's Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.
[24]	Incorporated by reference to Registrant's Post-Effective Amendment No. 161 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.
[25]	Incorporated by reference to Registrant's Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A filed with the SEC on December 17, 2018.
[26]	Incorporated by reference to Registrant's Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2019.
[27]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 168 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2019.
[28]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 171 to its Registration Statement on Form N-1A filed with the SEC on April 23, 2020.
[29]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A filed with the SEC on December 11, 2020.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 17th day of December, 2020.

JNL SERIES TRUST

/s/ Emily J. Bennett
Emily J. Bennett
Assistant Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Emily J. Bennett *	December 17, 2020
Eric O. Anyah
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Michael Bouchard
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Ellen Carnahan
Trustee

/s/ Emily J. Bennett *	December 17, 2020
William Crowley, Jr.
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Michelle Engler
Trustee

/s/ Emily J. Bennett *	December 17, 2020
John W. Gillespie
Trustee

/s/ Emily J. Bennett *	December 17, 2020
William R. Rybak
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Mark S. Wehrle
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Edward C. Wood
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Patricia A. Woodworth
Trustee

/s/ Emily J. Bennett *	December 17, 2020
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Emily J. Bennett *	December 17, 2020
Andrew Tedeschi
Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Emily J. Bennett, Attorney In Fact

EXHIBIT LIST

(11)	Opinion and Consent of Counsel regarding legality of shares being registered

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney, dated June 1, 2020

(17)	Form of Proxy and Voting Instruction Cards